Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Cash and Cash Equivalents

	As of	As of
	December 31, 2020 Million	December 31, 2019 Million
Bank deposits with original maturity within three months	8,346	8,959
Cash at banks and on hand	204,383	166,974

	212,729	175,933